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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06-30-2005

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Oracle Investment Management

Address: Oracle Investment Management
         200 Greenwich Ave 3rd Fl
         Greenwich, CT 06830



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Trish McKeon
Title: CFO
Phone: 203-862-7900


Signature, Place, and Date of Signing:

/s/ Trish McKeon               Greenwich, CT                      8/10/05
---------------------     ---------------------------      -------------------
    [Signature]                [City, State]                      [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]







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                           FORM 13F INFORMATION TABLE

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           ITEM 1             ITEM 2    ITEM 3        ITEM 4         ITEM 5               ITEM 6       ITEM 7       ITEM 8
                                                                                                                    VOTING
                              TITLE      CUSIP        FAIR          SHRS OR                      SHRD OTHER        AUTHORITY
NAME OF ISSUER               OF CLASS   NUMBER       MKT VAL       PRINCIPAL        SOLE  SHRD  OTHER  MGRS  SOLE   SHARED   NONE
                                                                    AMOUNT    PRICE  (A)   (B)   (C)         (A)    (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
ACCESS PHARMACEUTICALS INC    AKC              $    577,755.00       312,300         X                       312,300    0     0
ADVANCED MEDICAL OPTICS       EYE              $ 20,984,025.00       527,900         X                       527,900    0     0
AFFYMETRIX INC OC-CAP STK     AFFX             $ 31,262,816.00       579,800         X                       579,800    0     0
AMGEN INC USD.0001 COM        AMGN             $  4,867,030.00        80,500         X                        80,500    0     0
AMN HEALTHCARE SERVICES INC   AHS              $  3,685,356.00       245,200         X                       245,200    0     0
ANIMAS CORP                   PUMP             $  8,916,375.00       442,500         X                       442,500    0     0
ANTIGENICS INC COM STK        AGEN             $    676,250.00       125,000         X                       125,000    0     0
APRIA HEALTHCARE GROUP
  INC COM                     AHG              $ 15,466,760.00       446,500         X                       446,500    0     0
BECKMAN COULTER INC COM       BEC              $  1,417,611.00        22,300         X                        22,300    0     0
BIOGEN IDEC INC               BIIB             $ 21,909,855.50       635,990         X                       635,990    0     0
BIOTECH NASDAQ I-SHARE        IBB              $129,254,440.00     1,903,600         X                     1,903,600    0     0
BOSTON SCIENTIFIC CORP        BSX              $ 15,446,700.00       572,100         X                       572,100    0     0
BRISTOL MYERS SQUIBB CO
  USD.10 COM                  BMY              $ 26,491,290.00     1,060,500         X                     1,060,500    0     0
CENTENE CORP                  CNC              $ 12,337,292.00       367,400         X                       367,400    0     0
CRUCELL                       CRXL             $ 17,874,940.79       744,479         X                       744,479    0     0
CUBIST PHARMACEUTICALS INC    CBST             $ 15,863,265.00     1,204,500         X                     1,204,500    0     0
CYBERONICS INC COM            CYBX             $ 16,933,121.06       390,254         X                       390,254    0     0
CYPRESS BIOSCIENCE            CYPB             $  3,820,027.20       289,396         X                       289,396    0     0
DIGENE CORP COM               DIGE             $  5,369,920.00       194,000         X                       194,000    0     0
DRUGSTORE.COM INC USD COM     DSCM             $  3,431,910.00       823,000         X                       823,000    0     0
DYAX CORP COM STK             DYAX             $    358,902.00        76,200         X                        76,200    0     0
ECLIPSYS CORP                 ECLP             $  3,701,817.00       263,100         X                       263,100    0     0
ELAN CORP PLC ADR
  (REPR 1 ORD)                ELN              $ 85,555,999.76    12,544,868         X                    12,544,868    0     0
GTx Inc.                      GTXI             $ 23,967,328.00     2,411,200         X                     2,411,200    0     0
HCA INC.                      HCA              $  1,496,088.00        26,400         X                        26,400    0     0
HEALTH NET INC                HNT              $ 14,886,216.00       390,100         X                       390,100    0     0
HEALTHEON / WEBMD
  CORPORATION                 HLTH             $ 89,971,238.76     8,760,588         X                     8,760,588    0     0
HOSPIRA INC                   HSP              $ 13,646,100.00       349,900         X                       349,900    0     0
IDINE REWARDS NETWORK INC     IRN              $    135,000.00        25,000         X                        25,000    0     0
IMCLONE SYSTEMS INC COM       IMCL             $    273,310.25         8,825         X                         8,825    0     0
ISTA PHARMACEUTICALS          ISTA             $    936,000.00       112,500         X                       112,500    0     0
IVAX CORPORATION COM          IVX              $ 31,055,675.00     1,444,450         X                     1,444,450    0     0
KINETIC CONCEPTS INC          KCI              $  1,638,000.00        27,300         X                        27,300    0     0
LIGAND PHARMACEUTICALS INC    LGNDE            $  4,293,209.60       617,728         X                       617,728    0     0
MANNKIND CORP                 MNKD             $  6,257,431.50       622,630         X                       622,630    0     0
MEDIWARE INFORMATION SYS INC  MEDW             $ 12,241,507.32     1,229,067         X                     1,229,067    0     0
MENTOR CORP MINN COM          MNT              $  1,920,524.00        46,300         X                        46,300    0     0
NEKTAR THERAPEUTICS           NKTR             $  4,702,302.00       279,400         X                       279,400    0     0
NOVARTIS                      NVS              $ 10,564,888.00       222,700         X                       222,700    0     0
OMNICARE INC COM              OCR              $ 15,109,323.00       356,100         X                       356,100    0     0
PFIZER INC COM                PFE              $ 31,910,060.00     1,157,000         X                     1,157,000    0     0
PHARMACEUTICAL HOLDERS TRUST  PPH              $ 14,700,660.00       200,500         X                       200,500    0     0
QLT PHOTOTHERAPEUTIC S INC    QLTI             $  7,646,196.00       733,800         X                       733,800    0     0
QUIDEL CORP USD.001 COM       QDEL             $ 15,305,475.50     2,954,725         X                     2,948,125    0     0
RESMED INC                    RMD              $  1,497,973.00        22,700         X                        22,700    0     0
SEPRACOR INC COM              SEPR             $ 50,564,426.00       842,600         X                       842,600    0     0
SEROLOGICALS CORP             SERO             $ 11,109,500.00       522,800         X                       522,800    0     0
UNITED THERAPEUTICS CORP      UTHR             $ 12,888,680.00       267,400         X                       267,400    0     0
VARIAN MEDICAL SYSTEMS INC    VAR              $  5,812,281.00       155,700         X                       155,700    0     0
VCA ANTECH INC                WOOF             $ 11,814,842.50       487,210         X                       487,210    0     0
VENTANA MEDICAL SYS COM       VMSI             $ 92,964,771.36     2,310,832         X                     2,310,832    0     0
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